FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Financial Instruments
FINANCIAL INSTRUMENTS

NOTE 5: FINANCIAL INSTRUMENTS

The following table presents the fair value measurement hierarchy for the Group's assets and liabilities. Quantitative disclosures of the fair value measurement hierarchy of the Group's assets and liabilities:

				Fair value hierarchy
	June 30, 2026			December 31, 2025
	Level 2		Level 3	Level 2		Level 3
Assets measured at fair value:
Derivative financial instruments (a)		1,060			1,432
Investments in financial assets measured at fair value through profit and loss (b)	$		25,000	$		14,656

Financial liability measured at fair value through profit and loss	$		240	$		319

a.	Derivative financial instruments

The Company entered into several foreign currency forward contracts to protect against changes in the value of forecasted cash flow relating to salaries and related payments, service providers, and office rent expenses denominated in NIS. These contracts are designated as derivative financial instruments measured at fair value through profit or loss, in accordance with IFRS 9.

During the six months periods ended June 30, 2026, and 2025, the Company recognized a gain of $646, and a loss of $1,443, respectively, on the financial investments denominated in New Israeli Shekels (NIS), due to the appreciation of ILS relative to the U.S. Dollar. The gain was recorded in profit or loss, consistent with the instrument’s classification under IFRS 9.

b.	Significant investments in financial instruments are measured at fair value through profit or loss (Level 3 of fair value hierarchy), using the valuation techniques described below.

The fair value of the financial instruments is determined using a combination of valuation techniques, including Monte Carlo simulations (applied, among others, to Neurolief), including a Least Squares Monte Carlo framework applied to multi-date contractual exercise rights (applied, among others, to Neurolief), option pricing models based on a binomial framework and on a closed-form model, a market approach based on revenue or EBITDA multiples (the revenue multiple approach being applied, among others, to Neurolief, in deriving the enterprise value used in its Monte Carlo simulation), and, for investments completed shortly before the reporting date, calibration to the price of the recent transaction.

The Monte Carlo simulations incorporate significant unobservable inputs such as a weighted average cost of capital (WACC) with a weighted average rate of 21.61% (primarily attributable to Neurolief, for which a WACC of 20.83% was applied), expected enterprise-value volatility assumptions ranging up to 77.85% (the upper end of the range being attributable to Neurolief, for which volatility of 77.41%-77.85% was applied) with a weighted average of 64.93% (primarily attributable to Neurolief, for which volatility of approximately 77.6% was applied, and to Stella), and a risk-free interest rate with a weighted average of 4.08% (primarily attributable to Neurolief, for which rates of 3.98%–4.15% were applied, and to Stella). The option pricing models rely on significant unobservable inputs including expected enterprise-value volatility of 46.65% and a risk-free interest rate with a weighted average of 4.24%. In addition, the market approach applies revenue multiples as a significant unobservable input, which were determined based on comparable market data and resulted in a weighted average multiple of 2.13 (primarily attributable to Neurolief, for which a multiple of 2.57x was applied, and to Stella), as well as an EV/EBITDA multiple of 6.5 applied to one investment. For that investment, a probability-weighted scenario analysis was applied, using probabilities of 59%, 40% and 1% assigned to the low, base and ideal scenarios, respectively. Changes in these assumptions could result in material changes to the fair value measurements.

	June 30,	December 31,
	2026	2025
Financial assets at fair value through profit or loss:

Neurolief (1)	$11,452	$5,366
Stella	5,631	5,000
Axis (2)	2,608	2,377
Tangient (3)	1,713	1,538
Hopemark (4)	1,515	—
BrainStim (5)	1,063	—
Active Recovery (6)	500	—
DGR	268	250
Radial (7)	250	125

Total financial assets at fair value through profit or loss	25,000	14,656

Financial liabilities at fair value through profit or loss:

Neurolief (1)	(240)	(319)

Total financial liabilities at fair value through profit or loss	(240)	(319)

	For the six months ended June 30, 2026	For the year ended December 31, 2025

Balance as of January 1,	14,656	—
Investment in financial instruments	10,125	14,494
Gain from remeasurement to fair value through profit or loss	219	162

Balance as of the end of the period	25,000	14,656

1.	Further to Note 12(d) to the Company’s annual consolidated financial statements as of December 31, 2025, on March 23, 2026, the Company completed the second investment in Neurolief in the form of a $6 million convertible loan, following the achievement of the applicable FDA approval milestone.
1.	Further to Note 12(d) to the Company's annual consolidated financial statements as of December 31, 2025, on March 12, 2026, the Group made an additional $1.0 million investment pursuant to the original purchase agreement. Following this investment, the Group's aggregate holding represents approximately 37.55% on a fully diluted basis.
2.	Further to Note 12(d) to the Company's annual consolidated financial statements as of December 31, 2025, after the reporting date, the first milestone was achieved, and on August 26, 2026, the Group made an additional investment of $833 pursuant to the agreement. Following this investment, the Group's aggregate holding represents approximately 14.74% on a fully diluted basis.

3.	On May 12, 2026, the Group entered into an equity financing agreement with APS Innovations LLC, the parent company of Advanced Psychiatric Management LLC, a management services organization servicing multiple mental health clinics in the greater Chicago area (collectively, "Hopemark Health" or "Hopemark"). Under the terms of the agreement, the Group made an initial investment of $1.5 million, with potential for an additional $1.5 million via milestone-based investments, for a minority position in Hopemark in the form of a preferred, annually compounding security, representing approximately 6.4% on a fully diluted basis in respect of the initial investment. The preferred security accrues an annual return of 8%, compounded annually. The agreement also provides the Group with a redemption right pursuant to which it may require the repurchase of its shares, subject to the terms of the agreement.

4.	On February 18, 2026, the Group entered into an equity financing agreement with BrainStim Health Inc. ("BrainStim"), under which it made an initial investment of $1.0 million for a minority position in BrainStim in the form of a preferred, 8% annually compounding security, representing approximately 3.66% on a fully diluted basis, with potential for an additional $1.5 million via two milestone-based investments. The BrainStim agreement also provides for one-year put and call options commencing three years from consummation of the transaction at a price based on a minimum return on the investment. The Group is entitled to appoint an observer to BrainStim's board as long as the Group holds a certain minimum number or percentage of stock and was granted certain customary minority veto rights, as well as dividend preference and liquidation preference rights.

5.	On January 22, 2026, the Group provided a $0.5 million convertible loan to Active Recovery TMS, LLC, a U.S.-based company operating in the mental health services sector. The loan is automatically convertible into the most senior class of preferred units issued in a qualified financing of at least $2.0 million, subject to the terms and conditions of the agreement. As no qualified financing was consummated by June 30, 2026, the loan bears interest at an annual rate of 6% commencing July 1, 2026. Unless earlier converted or the occurrence of any event of default, the outstanding principal and accrued interest will become due and payable on the second anniversary of the note.

6.	On October 20, 2025, the Group made an initial investment of $125 in Radial Health, Inc. ("Radial") in exchange for 42,580 Series A-1 Preferred Shares, followed by an additional investment of $125 on June 17, 2026 in exchange for 22,317 Series A-2 Preferred Shares, representing in the aggregate approximately 0.21% on a fully diluted basis as of June 30, 2026. Subsequent to the reporting date, the Group completed a further investment of $3,000 on July 15, 2026, in exchange for 535,628 Series A-2 Preferred Shares, increasing the Group's aggregate holding to approximately 1.92% on a fully diluted basis.